Warrant Liabilities - Additional Information (Detail) - $ / shares	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Aug. 24, 2020	Aug. 14, 2020
Changes In Equity And Comprehensive Income Line Items [Line Items]
Public warrants, exercise period following business combination	30 days	30 days
Public warrants, exercise period following IPO	12 months	12 months
Warrants, expiration period	5 years	5 years
Restriction period for transfer, assignment or sale	30 days	30 days
Redemption price per warrant (in usd per warrant)	$ 0.01	$ 0.01
Number of days for written notice of redemption	30 days	30 days
Minimum threshold price of common stock specified to send notice of redemption to the warrant holders (in usd per share)	$ 18.00	$ 18.00
Price threshold of newly issued stock to cause adjustment of exercise warrant price (in usd per share)	$ 9.20	$ 9.20
Percentage of warrant exercise price adjusted to price received in new issuance	115.00%	115.00%
Exercise price per share (in usd per share)	$ 11.50
Common Class A
Changes In Equity And Comprehensive Income Line Items [Line Items]
Redemption price per warrant (in usd per warrant)	$ 0.10	$ 0.10
Number of days for written notice of redemption	30 days	30 days
Minimum threshold price of common stock specified to send notice of redemption to the warrant holders (in usd per share)	$ 10.00	$ 10.00
Redemption of public warrants, waiting period after warrants become exercisable	90 days	90 days
IPO [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Class of warrant or right, number of securities called by warrants (per warrant)	6,900,000	6,900,000
Exercise price per share (in usd per share)				$ 11.50
Private Placement [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Class of warrant or right, number of securities called by warrants (per warrant)	5,933,333	5,933,333	5,933,333	5,933,333
Exercise price per share (in usd per share)	$ 11.50	$ 11.50		$ 11.50
Private Placement [Member] | Common Class A
Changes In Equity And Comprehensive Income Line Items [Line Items]
Exercise price per share (in usd per share)	$ 11.50	$ 11.50		$ 11.50